UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2024

Date of reporting period:	December 1, 2023 – November 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam High Yield Fund
Class A [PHYIX]
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2023, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.03%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024,  Class A shares of Putnam High Yield Fund returned 12.15%. The Fund compares its performance to the JPMorgan Developed High Yield Index, which returned 12.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the financials, gaming, lodging & leisure, and industrials sectors.
↑	Security selection within non-rated securities (i.e Convertibles), plus underweight positioning and security selection within BB-rated securities.
↑	Overweight exposure to Viking Cruises.

Top detractors from performance:
↓	Underweight positioning and security selection within the cable & satellite, telecommunications, and health care sectors.
↓	Underweight positioning and security selection within B- and CCC-rated securities.
↓	Overweight positioning to Altice Financing. The Fund reduced its position later in the reporting period to align with the weight held by the benchmark.
Putnam High Yield Fund	PAGE 1	38919-ATSA-0125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 11/30/2014 — 11/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class A	12.15	3.77	4.09
Class A (with sales charge)	7.66	2.93	3.67
Bloomberg U.S. Aggregate Index	6.88	-0.01	1.52
JPMorgan Developed High Yield Index	12.85	4.83	5.19
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$938,086,736
Total Number of Portfolio Holdings*	611
Total Management Fee Paid	$5,033,177
Portfolio Turnover Rate	47%
*	Includes derivatives, if applicable.
Putnam High Yield Fund	PAGE 2	38919-ATSA-0125

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 3	38919-ATSA-0125

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam High Yield Fund	PAGE 4	38919-ATSA-0125

Putnam High Yield Fund
Class C [PHYLX]
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2023, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024,  Class C shares of Putnam High Yield Fund returned 11.27%. The Fund compares its performance to the JPMorgan Developed High Yield Index, which returned 12.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the financials, gaming, lodging & leisure, and industrials sectors.
↑	Security selection within non-rated securities (i.e Convertibles), plus underweight positioning and security selection within BB-rated securities.
↑	Overweight exposure to Viking Cruises.

Top detractors from performance:
↓	Underweight positioning and security selection within the cable & satellite, telecommunications, and health care sectors.
↓	Underweight positioning and security selection within B- and CCC-rated securities.
↓	Overweight positioning to Altice Financing. The Fund reduced its position later in the reporting period to align with the weight held by the benchmark.
Putnam High Yield Fund	PAGE 1	38919-ATSC-0125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 11/30/2014 — 11/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class C	11.27	3.01	3.46
Class C (with sales charge)	10.27	3.01	3.46
Bloomberg U.S. Aggregate Index	6.88	-0.01	1.52
JPMorgan Developed High Yield Index	12.85	4.83	5.19
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$938,086,736
Total Number of Portfolio Holdings*	611
Total Management Fee Paid	$5,033,177
Portfolio Turnover Rate	47%
*	Includes derivatives, if applicable.
Putnam High Yield Fund	PAGE 2	38919-ATSC-0125

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 3	38919-ATSC-0125

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam High Yield Fund	PAGE 4	38919-ATSC-0125

Putnam High Yield Fund
Class M [PHYMX]
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2023, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$136	1.28%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024,  Class M shares of Putnam High Yield Fund returned 11.99%. The Fund compares its performance to the JPMorgan Developed High Yield Index, which returned 12.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the financials, gaming, lodging & leisure, and industrials sectors.
↑	Security selection within non-rated securities (i.e Convertibles), plus underweight positioning and security selection within BB-rated securities.
↑	Overweight exposure to Viking Cruises.

Top detractors from performance:
↓	Underweight positioning and security selection within the cable & satellite, telecommunications, and health care sectors.
↓	Underweight positioning and security selection within B- and CCC-rated securities.
↓	Overweight positioning to Altice Financing. The Fund reduced its position later in the reporting period to align with the weight held by the benchmark.
Putnam High Yield Fund	PAGE 1	38919-ATSM-0125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,675 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class M 11/30/2014 — 11/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class M	11.99	3.53	3.84
Class M (with sales charge)	8.36	2.85	3.49
Bloomberg U.S. Aggregate Index	6.88	-0.01	1.52
JPMorgan Developed High Yield Index	12.85	4.83	5.19
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$938,086,736
Total Number of Portfolio Holdings*	611
Total Management Fee Paid	$5,033,177
Portfolio Turnover Rate	47%
*	Includes derivatives, if applicable.
Putnam High Yield Fund	PAGE 2	38919-ATSM-0125

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 3	38919-ATSM-0125

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam High Yield Fund	PAGE 4	38919-ATSM-0125

Putnam High Yield Fund
Class R [PFJAX]
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2023, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$136	1.28%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024,  Class R shares of Putnam High Yield Fund returned 11.99%. The Fund compares its performance to the JPMorgan Developed High Yield Index, which returned 12.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the financials, gaming, lodging & leisure, and industrials sectors.
↑	Security selection within non-rated securities (i.e Convertibles), plus underweight positioning and security selection within BB-rated securities.
↑	Overweight exposure to Viking Cruises.

Top detractors from performance:
↓	Underweight positioning and security selection within the cable & satellite, telecommunications, and health care sectors.
↓	Underweight positioning and security selection within B- and CCC-rated securities.
↓	Overweight positioning to Altice Financing. The Fund reduced its position later in the reporting period to align with the weight held by the benchmark.
Putnam High Yield Fund	PAGE 1	38919-ATSR-0125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 11/30/2014 — 11/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class R	11.99	3.52	3.83
Bloomberg U.S. Aggregate Index	6.88	-0.01	1.52
JPMorgan Developed High Yield Index	12.85	4.83	5.19
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$938,086,736
Total Number of Portfolio Holdings*	611
Total Management Fee Paid	$5,033,177
Portfolio Turnover Rate	47%
*	Includes derivatives, if applicable.
Putnam High Yield Fund	PAGE 2	38919-ATSR-0125

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 3	38919-ATSR-0125

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam High Yield Fund	PAGE 4	38919-ATSR-0125

Putnam High Yield Fund
Class R6 [PHYUX]
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2023, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024,  Class R6 shares of Putnam High Yield Fund returned 12.75%. The Fund compares its performance to the JPMorgan Developed High Yield Index, which returned 12.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the financials, gaming, lodging & leisure, and industrials sectors.
↑	Security selection within non-rated securities (i.e Convertibles), plus underweight positioning and security selection within BB-rated securities.
↑	Overweight exposure to Viking Cruises.

Top detractors from performance:
↓	Underweight positioning and security selection within the cable & satellite, telecommunications, and health care sectors.
↓	Underweight positioning and security selection within B- and CCC-rated securities.
↓	Overweight positioning to Altice Financing. The Fund reduced its position later in the reporting period to align with the weight held by the benchmark.
Putnam High Yield Fund	PAGE 1	38919-ATSR6-0125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 11/30/2014 — 11/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class R6	12.75	4.15	4.37
Bloomberg U.S. Aggregate Index	6.88	-0.01	1.52
JPMorgan Developed High Yield Index	12.85	4.83	5.19
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$938,086,736
Total Number of Portfolio Holdings*	611
Total Management Fee Paid	$5,033,177
Portfolio Turnover Rate	47%
*	Includes derivatives, if applicable.
Putnam High Yield Fund	PAGE 2	38919-ATSR6-0125

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 3	38919-ATSR6-0125

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam High Yield Fund	PAGE 4	38919-ATSR6-0125

Putnam High Yield Fund
Class Y [PHAYX]
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2023, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024,  Class Y shares of Putnam High Yield Fund returned 12.50%. The Fund compares its performance to the JPMorgan Developed High Yield Index, which returned 12.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the financials, gaming, lodging & leisure, and industrials sectors.
↑	Security selection within non-rated securities (i.e Convertibles), plus underweight positioning and security selection within BB-rated securities.
↑	Overweight exposure to Viking Cruises.

Top detractors from performance:
↓	Underweight positioning and security selection within the cable & satellite, telecommunications, and health care sectors.
↓	Underweight positioning and security selection within B- and CCC-rated securities.
↓	Overweight positioning to Altice Financing. The Fund reduced its position later in the reporting period to align with the weight held by the benchmark.
Putnam High Yield Fund	PAGE 1	38919-ATSY-0125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 11/30/2014 — 11/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class Y	12.50	4.02	4.34
Bloomberg U.S. Aggregate Index	6.88	-0.01	1.52
JPMorgan Developed High Yield Index	12.85	4.83	5.19
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$938,086,736
Total Number of Portfolio Holdings*	611
Total Management Fee Paid	$5,033,177
Portfolio Turnover Rate	47%
*	Includes derivatives, if applicable.
Putnam High Yield Fund	PAGE 2	38919-ATSY-0125

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 3	38919-ATSY-0125

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam High Yield Fund	PAGE 4	38919-ATSY-0125

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
November 30, 2024	$96,596	$ —	$8,144	$ —
November 30, 2023	$93,832	$ —	$8,144	$ —

For the fiscal years ended November 30, 2024 and November 30, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $880,180 and $228,776 respectively, to the fund, the fund’s investment manager and any entity controlling, controlled by or under common control with the fund’s investment manager that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
November 30, 2024	$ —	$791,963	$80,073	$872,036
November 30, 2023	$ —	$220,632	$ —	$220,632

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
High Yield
Fund

Financial Statements and Other Important Information

Annual | November 30, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Putnam High Yield Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam High Yield Fund (the “Fund”) as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 16, 2025

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

High Yield Fund	1

The fund’s portfolio 11/30/24
CORPORATE BONDS AND NOTES (82.9%)*		Principal amount	Value
Advertising and marketing services (1.3%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		$3,280,000	$3,398,851
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		3,630,000	3,346,580
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		1,351,000	1,254,810
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		2,265,000	2,397,874
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		1,420,000	1,401,579
			11,799,694
Automotive (0.5%)
Carvana Co. 144A company guaranty sr. sub. notes 12.00%, 12/1/28 ‡‡		2,125,000	2,269,706
IHO Verwaltungs, GmbH 144A sr. notes 7.75%, 11/15/30 (Germany)		1,390,000	1,392,348
IHO Verwaltungs, GmbH 144A sr. sub. notes 8.00%, 11/15/32 (Germany)		1,425,000	1,443,881
			5,105,935
Banking (2.4%)
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.375%, 9/19/53 (Spain)		200,000	218,239
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRN 6.125%, perpetual maturity (Spain)		600,000	573,450
Banco Santander SA jr. unsec. sub. bonds 8.00%, 8/1/54 (Spain)		200,000	206,566
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)		200,000	229,932
Banco Santander SA jr. unsec. sub. FRB 4.75%, perpetual maturity (Spain)		200,000	188,935
Bank of America Corp. jr. unsec. sub. FRN 4.375%, 1/27/27		350,000	338,776
Bank of Montreal jr. unsec. sub. bonds 7.70%, 5/26/84 (Canada)		200,000	208,621
Bank of Nova Scotia (The) jr. unsec. sub. FRB 8.625%, 10/27/82 (Canada)		300,000	320,565
Bank of Nova Scotia (The) jr. unsec. sub. FRB 3.625%, 10/27/81 (Canada)		100,000	92,470
Bank of Nova Scotia (The) jr. unsec. sub. FRN 4.90%, perpetual maturity (Canada)		320,000	317,505
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)		200,000	208,032
Barclays PLC jr. unsec. sub. FRN 6.125%, 8/12/50 (United Kingdom)		200,000	199,984
BNP Paribas SA 144A jr. unsec. sub. bonds 7.375%, 9/10/34 (France)		200,000	200,960
BNP Paribas SA 144A jr. unsec. sub. FRN 7.75%, perpetual maturity (France)		200,000	205,964
BNP Paribas SA 144A jr. unsec. sub. FRN 7.375%, perpetual maturity (France)		300,000	301,838
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74		100,000	103,129
Citigroup, Inc. jr. unsec. sub. bonds Ser. DD, 7.00%, 7/30/54		200,000	210,851
Citigroup, Inc. jr. unsec. sub. FRN 4.00%, perpetual maturity		690,000	675,452
Citizens Financial Group, Inc. jr. unsec. sub. FRN (CME Term SOFR 3 Month + 3.42%), 8.008%, perpetual maturity		320,000	320,451
Credit Agricole SA 144A jr. unsec. sub. bonds 6.70%, 9/23/34 (France)		200,000	193,160
Credit Agricole SA 144A jr. unsec. sub. FRN 4.75%, 9/23/29 (France)		450,000	405,733
Deutsche Bank AG jr. unsec. sub. bonds 7.50%, 11/21/64 (Germany)		600,000	598,548
Fifth Third Bancorp jr. unsec. sub. FRB 4.50%, 7/30/50		150,000	148,193
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		1,840,000	2,001,690
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		2,530,000	2,525,614
HSBC Holdings PLC jr. unsec. sub. bonds 6.95%, 9/11/34 (United Kingdom)		750,000	755,669
Huntington Bancshares, Inc. jr. unsec. sub. FRN 4.45%, perpetual maturity		250,000	240,303
ING Groep NV jr. unsec. sub. FRN 5.75%, perpetual maturity (Netherlands)		540,000	534,812
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		610,000	611,361
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		425,000	376,801
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		400,000	389,925
Lloyds Banking Group PLC jr. unsec. sub. FRN 7.50%, perpetual maturity (United Kingdom)		600,000	602,453
Mitsubishi UFJ Financial Group, Inc. Jr. unsec. sub. FRB 8.20%, perpetual maturity (Japan)		550,000	608,049
NatWest Group PLC jr. unsec. sub. bonds 8.125%, 5/10/74 (United Kingdom)		200,000	212,952
PNC Financial Services Group, Inc.		350,000	354,871
PNC Financial Services Group, Inc.		450,000	456,544
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity		590,000	599,071
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)		205,000	220,278
Societe Generale SA 144A jr. unsec. sub. FRB 9.375%, 11/22/52 (France)		200,000	208,636
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity		1,665,000	1,575,840
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity	EUR	120,000	141,884
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)		$550,000	579,244
Truist Financial Corp. jr. unsec. sub. FRN 5.125%, perpetual maturity		570,000	558,008
U.S. Bancorp jr. sub. unsec. FRN 3.70%, perpetual maturity		650,000	618,358
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		510,000	511,643

2
High Yield Fund

CORPORATE BONDS AND NOTES (82.9%)* cont.		Principal amount	Value
Banking (2.4%) cont.
UBS Group AG 144A jr. unsec. sub. bonds 9.25%, 11/13/73 (Switzerland)		$200,000	$230,415
Wells Fargo & Co. jr. unsec. sub. bonds 6.85%, 9/15/29		1,000,000	1,038,627
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		425,000	413,753
			22,834,155
Basic materials (9.7%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		3,165,000	3,499,941
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		1,015,000	1,048,778
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		2,060,000	2,155,520
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		485,000	460,876
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		580,000	558,482
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		2,260,000	2,255,310
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		930,000	941,009
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		1,715,000	1,778,432
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		2,660,000	2,450,400
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		1,705,000	1,639,837
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,796,000	1,814,757
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		2,310,000	2,217,747
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		870,000	890,139
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		2,130,000	1,942,025
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		1,150,000	1,173,461
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, perpetual maturity (Mexico)		3,325,000	3,549,687
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		1,300,000	1,360,564
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		2,145,000	2,186,549
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		1,935,000	1,947,252
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,730,000	1,599,137
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	400,000	400,695
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$2,305,000	2,296,490
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		1,150,000	1,135,629
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		945,000	859,563
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		1,920,000	1,936,038
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	1,135,000	1,140,714
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		$2,250,000	1,984,467
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		2,310,000	2,332,700
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		4,995,000	4,950,861
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	1,600,000	1,445,845
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		$2,315,000	2,394,064
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		2,170,000	2,225,773
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		2,195,000	2,249,758
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		1,890,000	1,654,837
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		1,185,000	1,271,957
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		1,695,000	1,726,527
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		365,000	321,001
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		1,905,000	1,794,093
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	505,000	512,432
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	730,000	751,581
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$1,175,000	1,250,560
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		1,910,000	1,809,500
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		1,995,000	2,143,403
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		3,066,000	2,928,368
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		2,590,000	2,530,484
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		1,430,000	1,417,654
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		2,125,000	2,262,765
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		2,190,000	2,155,885
United States Steel Corp. sr. unsec. sub. bonds 6.65%, 6/1/37		1,081,000	1,103,421
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		2,435,000	2,309,518
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		1,245,000	1,293,616
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		1,435,000	1,343,169
			91,403,271
High Yield Fund
3

CORPORATE BONDS AND NOTES (82.9%)* cont.		Principal amount	Value
Broadcasting (1.3%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		$4,885,000	$5,091,160
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		2,390,000	1,425,547
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		1,440,000	1,360,812
Paramount Global jr. unsec. sub. FRB 6.375%, 3/30/62		100,000	96,553
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		2,192,000	1,899,206
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		2,295,000	2,156,801
			12,030,079
Building materials (2.9%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		2,395,000	2,301,253
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		1,210,000	1,120,315
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡		1,305,000	1,280,464
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		2,145,000	2,115,793
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	660,000	734,093
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		$3,010,000	3,047,026
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29		2,600,000	2,338,565
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		1,960,000	1,835,762
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		1,900,000	1,828,484
Standard Industries Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32		1,645,000	1,684,008
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	1,484,000	1,529,385
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		$2,225,000	2,071,490
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		3,975,000	4,008,120
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26 ‡‡		880,000	881,182
			26,775,940
Capital goods (7.6%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	1,115,000	998,073
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$1,730,000	1,503,971
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		1,745,000	1,043,231
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		2,985,000	3,130,154
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		915,000	887,884
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		975,000	899,913
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31		1,915,000	2,017,994
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		624,000	626,054
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		400,000	418,133
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		645,000	658,982
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31		755,000	780,787
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		1,675,000	1,815,007
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		2,180,000	2,280,082
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		800,000	864,913
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		435,000	446,029
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	1,335,000	1,412,057
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$1,685,000	1,716,855
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		1,365,000	1,082,374
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		1,180,000	1,142,430
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		685,000	711,231
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		2,365,000	2,345,044
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		2,421,000	2,250,696
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		1,450,000	1,392,976
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		3,190,000	3,049,105
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		1,790,000	1,881,738
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		2,730,000	2,723,168
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		1,475,000	1,485,424
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		710,000	731,868
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		2,445,000	2,589,005
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		1,535,000	1,432,571
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		1,810,000	1,796,153
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28		1,680,000	1,610,318
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		3,130,000	3,481,035
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		699,000	752,617
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		1,400,000	1,354,417

4
High Yield Fund

CORPORATE BONDS AND NOTES (82.9%)* cont.		Principal amount	Value
Capital goods (7.6%) cont.
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		$1,745,000	$1,748,169
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		124,000	123,052
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		2,655,000	2,533,056
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		440,000	457,902
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity		2,705,000	2,707,083
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		1,800,000	1,855,945
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		1,810,000	1,856,226
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	785,000	826,657
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		$2,515,000	2,598,284
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		525,000	538,124
ZF North America Capital, Inc. 144A company guaranty sr. unsec. Notes 7.125%, 4/14/30 (Germany)		810,000	805,147
ZF North America Capital, Inc. 144A company guaranty sr. unsec. notes 6.875%, 4/14/28 (Germany)		810,000	814,260
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 4/23/30 (Germany)		1,520,000	1,485,204
			71,661,398
Commercial and consumer services (1.6%)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 144A sr. notes 4.625%, 6/1/28		1,570,000	1,482,062
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		2,830,000	2,900,453
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		1,240,000	1,139,134
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		2,460,000	2,212,076
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		2,180,000	2,304,461
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		2,710,000	2,710,049
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		1,931,000	1,906,253
			14,654,488
Communication services (6.2%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,515,000	1,210,717
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		1,340,000	1,031,649
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		1,125,000	873,566
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		1,870,000	1,433,563
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		3,742,000	3,646,915
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		7,000,000	6,508,805
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		4,780,000	4,305,164
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)		4,375,000	4,043,041
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29		4,565,000	4,530,717
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		4,200,000	3,676,526
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30		875,000	881,209
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		2,291,000	2,253,135
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		1,260,000	1,160,617
EchoStar Corp. company guaranty sr. sub. notes Ser. ., 10.75%, 11/30/29		2,365,000	2,560,351
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		1,565,000	1,669,487
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		1,570,000	1,573,234
Iliad Holding SASU 144A sr. notes 7.00%, 4/15/32 (France)		1,775,000	1,796,363
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		2,309,000	2,545,668
Rogers Communications, Inc. 144A unsec. sub. FRB 5.25%, 3/15/82 (Canada)		705,000	695,438
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		3,060,000	2,613,180
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		1,490,000	1,317,022
Vodafone Group PLC jr. unsec. sub. FRB 7.00%, 4/4/79 (United Kingdom)		440,000	460,480
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		1,560,000	1,396,053
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		3,130,000	3,333,450
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		2,215,000	2,217,389
			57,733,739
Consumer finance (2.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)		1,210,000	1,255,140
American Express Co. jr. unsec. sub. FRN 3.55%, 9/15/26		250,000	239,336
Capital One Financial Corp. jr. unsec. sub. FRN 3.95%, perpetual maturity		250,000	239,464
Discover Financial Services jr. unsec. sub. FRN 6.125%, perpetual maturity		230,000	230,421
General Motors Financial Co., Inc. jr. unsec. sub. FRN 5.75%, perpetual maturity		570,000	556,445
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		795,000	824,056
ILFC E-Capital Trust II 144A company guaranty jr. unsec. sub. bonds (CME Term SOFR 3 Month + 2.06%), 6.815%, 12/21/65		340,000	284,915
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		405,000	421,324

High Yield Fund
5

CORPORATE BONDS AND NOTES (82.9%)* cont.		Principal amount	Value
Consumer finance (2.5%) cont.
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		$270,000	$279,412
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		2,260,000	2,333,710
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		4,325,000	4,207,382
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		2,150,000	2,240,199
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31		2,140,000	2,205,960
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		1,230,000	1,255,834
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		2,129,000	2,074,221
PHH Escrow Issuer, LLC 144A sr. unsec. notes 9.875%, 11/1/29		4,980,000	4,823,628
			23,471,447
Consumer staples (4.2%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		2,345,000	2,131,790
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		855,000	869,970
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		1,710,000	1,675,860
Avis Budget Finance PLC 7.00%, 2/28/29		525,000	576,353
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		1,130,000	1,240,530
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	2,085,000	2,291,606
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$2,275,000	2,106,073
Chobani Holdco, LLC 144A sr. unsec. notes 8.75%, 10/1/29		650,000	688,209
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		2,270,000	2,392,299
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		1,330,000	1,362,831
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		2,060,000	1,994,995
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	1,720,000	1,731,749
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$950,000	893,453
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		2,039,000	2,129,079
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		1,440,000	1,510,569
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		3,110,000	2,916,068
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		305,000	313,417
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		1,235,000	1,265,964
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		2,976,000	2,963,762
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		1,388,000	1,257,273
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34		1,855,000	1,884,979
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		535,000	559,109
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33		1,730,000	1,712,489
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		920,000	892,144
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29		1,755,000	1,782,892
			39,143,463
Energy (10.0%)
BP Capital Markets PLC company guaranty unsec. sub. bonds 6.45%, 3/1/34 (United Kingdom)		250,000	260,466
BP Capital Markets PLC company guaranty unsec. sub. FRN 4.875%, perpetual maturity		490,000	475,865
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		5,160,000	5,241,791
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		1,145,000	1,149,523
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		300,000	318,115
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		1,850,000	1,933,288
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		2,385,000	2,531,332
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)		755,000	778,100
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		3,644,000	3,737,622
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 2/1/29		4,030,000	4,013,767
Harbour Energy PLC 144A company guaranty sr. unsec. notes 5.50%, 10/15/26 (United Kingdom)		2,215,000	2,207,788
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		990,000	973,285
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		1,065,000	1,047,294
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		1,090,000	1,117,564
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		2,365,000	2,362,156
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29		3,455,000	3,433,734
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33		3,565,000	3,524,695
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		2,780,000	2,791,151
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31		3,525,000	3,408,774
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		1,765,000	1,771,944
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		6,844,000	7,014,026

6
High Yield Fund

CORPORATE BONDS AND NOTES (82.9%)* cont.		Principal amount	Value
Energy (10.0%) cont.
Permian Resources Operating, LLC 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/26		$1,810,000	$1,807,214
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		1,093,000	1,093,965
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		1,415,000	1,417,426
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		3,064,000	2,905,537
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		2,610,000	2,674,379
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		3,065,000	3,202,404
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		660,000	662,012
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		894,000	896,498
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32		3,615,000	3,635,272
South Bow Canadian Infrastructure Holdings, Ltd. 144A company guaranty jr. unsec. sub. bonds 7.625%, 3/1/55 (Canada)		200,000	207,058
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.50%, 9/15/79 (Canada)		320,000	309,662
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		521,923	537,963
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,102,200	1,108,494
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		1,270,000	1,308,296
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38		2,195,000	1,839,013
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		654,500	682,315
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		395,000	404,641
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		720,000	669,256
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54		2,460,000	2,550,894
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		1,940,000	2,158,539
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		2,090,000	2,336,030
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		2,790,000	2,942,468
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		1,070,000	1,119,008
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31		2,940,000	3,072,412
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27		965,000	960,281
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32		2,730,000	2,687,829
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29		551,000	553,887
			93,835,033
Entertainment (2.3%)
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		2,199,000	2,184,842
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		2,045,000	2,001,150
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		1,185,000	1,203,540
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		895,000	950,487
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		1,345,000	1,436,052
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	1,725,000	2,182,000
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		$455,000	465,224
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		3,760,000	3,809,606
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		1,665,000	1,669,204
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		1,369,000	1,373,730
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		465,000	459,512
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		2,500,000	2,583,640
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		1,000,000	1,025,548
			21,344,535
Financial (2.7%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		2,473,000	2,780,970
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		600,000	567,342
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		200,000	174,371
Apollo Management Holdings LP 144A company guaranty unsec. sub. FRB 4.95%, 1/14/50		1,000,000	1,002,939
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		2,645,000	2,820,884
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29		1,240,000	1,333,910
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		3,710,000	3,939,130
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32		3,106,000	3,121,139
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		2,875,000	3,072,061
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29		1,390,000	1,321,266
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		5,340,000	5,619,569
			25,753,581
Gaming and lottery (3.5%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		3,400,000	3,172,218
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		395,000	403,228
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		3,237,000	3,340,997

High Yield Fund
7

CORPORATE BONDS AND NOTES (82.9%)* cont.		Principal amount	Value
Gaming and lottery (3.5%) cont.
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32		$1,105,000	$1,087,112
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		3,955,000	3,727,531
Great Canadian Gaming Corp. 144A sr. notes 8.75%, 11/15/29 (Canada)		2,575,000	2,680,367
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		440,000	458,498
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		3,545,000	3,661,548
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		2,264,000	2,247,307
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		2,215,000	2,157,503
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		1,990,000	1,996,531
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		1,435,000	1,297,921
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		2,265,000	2,208,565
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		3,740,000	3,953,296
			32,392,622
Health care (7.2%)
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		2,880,000	2,758,806
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		1,420,000	1,485,981
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		1,481,000	1,370,421
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		1,035,000	903,272
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		2,230,000	2,018,708
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		1,075,000	999,077
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		3,050,000	3,177,673
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		2,295,000	2,223,042
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		1,675,000	1,310,828
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		3,865,000	3,301,792
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32		770,000	794,265
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		5,415,000	5,596,743
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		2,100,000	2,172,809
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		1,105,000	1,177,572
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	3,440,000	3,179,998
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		$2,117,000	2,012,533
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		6,035,000	5,746,195
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		2,380,000	2,232,825
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		1,385,000	1,353,290
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		2,440,000	2,406,874
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		3,325,000	3,297,232
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		1,885,000	1,781,409
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		4,725,000	4,755,085
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	3,190,000	3,433,227
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		$1,055,000	1,085,826
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		1,665,000	1,874,313
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		1,245,000	1,348,961
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		3,585,000	3,520,284
			67,319,041
Homebuilding (0.9%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		1,539,200	1,435,694
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		2,810,000	2,982,900
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		840,000	850,569
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,499,000	1,464,123
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		947,000	953,309
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		465,000	444,415
			8,131,010
Insurance (2.2%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		2,605,000	2,660,067
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29		2,605,000	2,713,915
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		3,400,000	3,455,714
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32		795,000	800,784

8
High Yield Fund

CORPORATE BONDS AND NOTES (82.9%)* cont.	Principal amount	Value
Insurance (2.2%) cont.
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	$3,195,000	$3,082,140
Beacon Funding Trust 144A sr. unsec. bonds 6.266%, 8/15/54	300,000	308,637
Hartford Financial Services Group, Inc. (The) 144A jr. unsec. sub. FRB (CME Term SOFR 3 Month + 2.39%), 6.91%, 2/12/47	550,000	509,664
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	2,065,000	2,144,173
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	1,000,000	1,062,210
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	2,325,000	2,526,375
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRB 4.125%, 12/15/51	300,000	284,838
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	325,000	225,136
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38	350,000	415,071
Prudential Financial, Inc. jr. unsec. sub. bonds 6.50%, 3/15/54	200,000	207,063
Prudential Financial, Inc. jr. unsec. sub. FRB 5.125%, 3/1/52	100,000	96,541
Prudential Financial, Inc. jr. unsec. sub. FRB 3.70%, 10/1/50	520,000	473,900
		20,966,228
Investment banking/Brokerage (0.4%)
Apollo Global Management, Inc. company guaranty jr. unsec. sub. bonds 6.00%, 12/15/54	250,000	250,827
Ares Finance Co. III, LLC 144A company guaranty unsec. sub. FRB 4.125%, 6/30/51	500,000	479,256
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	780,000	864,330
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	1,360,000	1,203,032
Goldman Sachs Group, Inc. (The) jr. unsec. sub. bonds Ser. Y, 6.125%, 9/26/54	90,000	90,358
Morgan Stanley jr. unsec. sub. FRN	760,000	760,522
		3,648,325
Lodging/Tourism (1.5%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	655,000	685,416
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30	1,470,000	1,577,977
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	3,705,000	3,723,454
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)	1,435,000	1,541,295
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	2,980,000	2,978,142
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31	2,365,000	2,562,075
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29	940,000	950,041
		14,018,400
Publishing (1.4%)
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31	2,833,000	2,936,561
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	1,313,000	1,287,406
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	2,265,000	2,293,383
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	3,455,000	3,247,420
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29	3,565,000	3,665,090
		13,429,860
Real estate (0.8%)
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	2,480,000	2,210,740
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	1,675,000	1,631,664
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	635,000	659,472
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	2,540,000	2,583,932
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30	755,000	767,280
		7,853,088
Retail (1.7%)
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	4,090,000	4,280,740
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	1,460,000	1,356,921
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)	5,255,000	5,364,501
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28	2,150,000	2,055,051
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29	2,220,000	2,185,407
Specialty Building Products Holdings, LLC/SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29	1,100,000	1,131,009
		16,373,629
Technology (3.5%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	1,370,000	1,358,720
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	1,310,000	1,327,504
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	2,272,000	2,233,890
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	964,000	944,173
CommScope, Inc. 144A company guaranty sr. unsec. notes 7.125%, 7/1/28	2,040,000	1,727,086
CommScope, LLC 144A company guaranty sr. notes 6.00%, 3/1/26	1,100,000	1,081,647

High Yield Fund
9

CORPORATE BONDS AND NOTES (82.9%)* cont.	Principal amount	Value
Technology (3.5%) cont.
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31	$1,865,000	$1,935,103
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	2,475,000	2,291,427
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	2,272,000	2,182,525
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	5,820,000	5,664,175
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28	1,095,000	1,038,063
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	595,000	632,126
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	2,025,000	1,918,221
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	835,000	728,988
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	3,316,000	3,102,101
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	2,765,000	2,844,290
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	2,415,000	2,218,916
		33,228,955
Textiles (0.7%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	3,265,000	3,512,950
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	3,810,000	3,385,611
		6,898,561
Transportation (0.7%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	2,255,000	2,253,272
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	890,000	855,904
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	3,070,000	3,194,161
		6,303,337
Utilities and power (3.2%)
American Electric Power Co., Inc. jr. unsec. sub. FRB 3.875%, 2/15/62	400,000	379,907
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC 144A sr. unsec. notes 6.375%, 2/15/32 (United Kingdom)	2,495,000	2,499,440
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	1,885,000	1,788,498
CenterPoint Energy, Inc. jr. unsec. sub. bonds 6.70%, 5/15/55	200,000	200,665
Duke Energy Corp. jr. unsec. sub. FRB 3.25%, 1/15/82	425,000	395,061
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity	1,065,000	1,202,930
Emera, Inc. jr. unsec. sub. FRB 6.75%, 6/15/76 (Canada)	450,000	456,272
Enbridge, Inc. unsec. sub. FRB 8.50%, 1/15/84 (Canada)	200,000	223,228
Enbridge, Inc. unsec. sub. FRB 7.375%, 1/15/83 (Canada)	320,000	327,260
Enbridge, Inc. unsec. sub. FRB 6.00%, 1/15/77 (Canada)	200,000	198,643
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	4,075,000	4,032,947
Energy Transfer LP jr. unsec. sub. FRN 6.50%, perpetual maturity	200,000	200,592
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 5.65%, 5/1/79	650,000	646,712
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 3.80%, 3/15/82	250,000	239,480
NRG Energy, Inc. 144A company guaranty sr. notes 7.00%, 3/15/33	665,000	728,538
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34	2,395,000	2,396,223
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	2,285,000	2,540,168
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55	1,650,000	1,709,320
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	430,000	422,921
Sempra jr. unsec. sub. bonds 6.875%, 10/1/54	100,000	102,470
Sempra jr. unsec. sub. bonds 6.625%, 4/1/55	200,000	201,756
Southern Co. (The) jr. unsec. sub. FRB 3.75%, 9/15/51	500,000	481,203
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	1,173,000	1,205,499
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	1,795,000	1,813,625
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	1,420,000	1,474,483
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	1,430,000	1,417,880
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	2,150,000	2,285,736
		29,571,457
Total corporate bonds and notes (cost $776,183,995)		$777,681,271
SENIOR LOANS (6.9%)*c	Principal amount	Value
Basic materials (1.7%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.423%, 11/23/27	$2,017,371	$1,986,344
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.629%, 4/30/28	908,155	896,131
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.11%, 3/15/30	2,445,000	2,289,743
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	2,079,639	2,002,775
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.187%, 10/16/28	1,043,391	1,051,216

10
High Yield Fund

SENIOR LOANS (6.9%)*c cont.	Principal amount	Value
Basic materials (1.7%) cont.
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 3 Month + 3.25%), 7.657%, 4/3/28	$1,779,486	$1,801,356
Nouryon USA, LLC bank term loan FRN Class B2, (CME Term SOFR 3 Month + 2.25%), 10.25%, 4/3/28	876,167	886,847
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.764%, 10/10/31	2,260,000	2,268,000
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.058%, 4/21/29	2,243,555	2,246,965
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.854%, 9/22/28	436,633	440,386
		15,869,763
Capital goods (0.6%)
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.615%, 10/4/28	852,813	805,452
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.187%, 10/19/28	1,747,345	1,763,726
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	637,239	641,495
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	2,140,268	2,159,220
		5,369,893
Communication services (0.6%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.073%, 9/13/29	1,323,350	1,153,518
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.097%, 8/2/29	1,782,657	1,762,807
Zegona Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.354%, 7/16/29	2,240,000	2,265,200
		5,181,525
Consumer cyclicals (1.4%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.687%, 8/21/28	600,684	602,939
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.073%, 6/18/31	405,000	406,140
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.185%, 1/27/29	2,167,775	2,183,134
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 9.098%, 1/27/31	2,279,273	2,252,081
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.472%, 5/30/31	1,009,864	997,988
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 8.924%, 9/21/28	1,477,333	1,480,362
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.423%, 1/29/28	1,298,506	1,300,012
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27 (In default) †	1,410,000	21,150
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.59%, 4/4/29	1,097,215	1,102,361
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 6.823%, 3/7/31	895,500	899,395
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 7.823%, 10/19/29	1,674,763	1,686,277
		12,931,839
Consumer staples (0.5%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.423%, 11/18/29	1,570,000	1,571,476
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.423%, 12/15/27	1,493,306	1,501,773
VM Consolidated, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.823%, 3/27/28	1,772,928	1,785,116
		4,858,365
Health care (0.6%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.938%, 5/5/27	1,981,539	1,990,526
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 11.00%, 4/23/31	2,443,000	2,454,067
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.86%, 10/23/28	1,188,787	1,197,257
		5,641,850
Technology (1.0%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.604%, 3/29/29	1,698,228	1,706,100
CommScope, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 3.25%), 7.937%, 2/7/26	1,370,000	1,346,025
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.073%, 5/8/31	1,530,000	1,535,263
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.071%, 3/2/28	1,740,638	1,725,041
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.823%, 10/5/28	1,708,372	1,720,920
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.617%, 1/31/31	1,596,769	1,609,280
		9,642,629
Transportation (0.5%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.629%, 4/20/28	2,266,833	2,343,339
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.209%, 6/4/29	1,135,000	1,140,476
United Airlines, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.635%, 2/24/31	1,519,700	1,531,257
		5,015,072
Total senior loans (cost $65,516,252)		$64,510,936

High Yield Fund
11

CONVERTIBLE BONDS AND NOTES (2.6%)*	Principal amount	Value
Capital goods (0.1%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$30,000	$85,074
Fluor Corp. cv. sr. unsec. notes 1.125%, 8/15/29	20,000	27,574
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	26,000	30,477
Tetra Tech, Inc. cv. sr. unsec. notes 2.25%, 8/15/28	25,000	30,438
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	925,000	953,775
		1,127,338
Communication services (—%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	48,000	39,067
		39,067
Consumer cyclicals (0.4%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	1,770,000	1,544,271
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	33,000	28,665
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	39,000	107,861
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	39,000	80,082
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	38,000	38,553
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	53,000	62,451
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	1,276,000	1,824,871
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	28,000	27,703
Royal Caribbean Cruises, Ltd. cv. sr. unsec. unsub. notes 6.00%, 8/15/25	12,000	58,873
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	74,000	84,505
		3,857,835
Consumer staples (0.8%)
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	1,185,000	1,434,498
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	83,000	68,388
Itron, Inc. 144A cv. sr. unsec. notes 1.375%, 7/15/30	43,000	48,106
Lyft, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/1/29	24,000	26,714
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	2,115,000	2,182,704
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	1,937,000	2,321,784
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	56,000	61,475
		6,143,669
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	1,000,000	765,600
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29	51,000	66,104
		831,704
Financials (0.3%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29	37,000	44,693
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R	1,896,000	2,796,342
		2,841,035
Health care (—%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	37,000	40,999
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	39,000	36,526
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	15,000	15,792
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	45,000	40,422
Exact Sciences Corp. 144A cv. sr. unsec. notes 1.75%, 4/15/31	70,000	66,891
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	33,000	34,154
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28	32,000	34,746
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	19,000	24,299
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	23,000	38,768
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	36,000	48,081
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28	31,000	32,445
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	18,000	20,834
TransMedics Group, Inc. cv. sr. unsec. sub. notes 1.50%, 6/1/28	18,000	21,984
		455,941
Technology (0.7%)
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	56,000	51,295
Box, Inc. 144A cv. sr. unsec. notes 1.50%, 9/15/29	31,000	31,899
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	2,325,000	2,462,941
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	17,000	43,265
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	13,000	23,439
Lumentum Holdings, Inc. cv. sr. unsec. notes 1.50%, 12/15/29	97,000	139,098

12
High Yield Fund

CONVERTIBLE BONDS AND NOTES (2.6%)* cont.	Principal amount	Value
Technology (0.7%) cont.
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	$36,000	$34,228
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	51,000	52,217
Nutanix, Inc. cv. sr. unsec. notes 0.25%, 10/1/27	50,000	63,590
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	71,000	66,051
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	89,000	88,192
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	637,000	914,368
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	41,000	49,086
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	39,000	47,721
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/26	62,000	57,412
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	1,654,000	2,219,998
Snowflake, Inc. 144A cv. sr. unsec. notes zero %, 10/1/27	71,000	91,160
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	65,000	85,201
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	22,000	19,778
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29	31,000	49,889
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	78,000	34,086
Workiva, Inc. cv. sr. unsec. sub. notes 1.25%, 8/15/28	20,000	20,098
		6,645,012
Utilities and power (0.2%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28	37,000	39,545
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	32,000	79,308
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	1,713,000	1,928,047
PPL Capital Funding, Inc. company guaranty cv. sr. unsec. notes 2.875%, 3/15/28	37,000	40,360
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	32,000	35,303
Southern Co. (The) 144A cv. sr. unsec. unsub. notes 4.50%, 6/15/27	42,000	45,559
		2,168,122
Total convertible bonds and notes (cost $21,273,661)		$24,109,723
CONVERTIBLE PREFERRED STOCKS (1.5%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	29,154	$2,701,993
Ares Management Corp. $0.00 cv. pfd. †	711	39,944
Bank of America Corp. Ser. L, 7.25% cv. pfd.	141	175,475
Boeing Co. (The) $3.00 cv. pfd. †	72,647	4,023,916
Chart Industries, Inc. $0.00 cv. pfd.	35,272	2,538,173
Hewlett Packard Enterprise Co. $3.81 cv. pfd.	36,915	2,283,562
NextEra Energy, Inc. $3.81 cv. pfd.	44,555	2,309,286
NextEra Energy, Inc. $3.46 cv. pfd.	2,288	99,322
Total convertible preferred stocks (cost $11,258,321)		$14,171,671
COMMON STOCKS (0.5%)*	Shares	Value
GFL Environmental, Inc. (Canada)	26,825	$1,263,458
Jackson Financial, Inc. (Preference)	10,000	274,700
Viking Holdings, Ltd. (Bermuda) †	71,600	3,325,820
Total common stocks (cost $2,838,584)		$4,863,978
U.S. TREASURY OBLIGATIONS (0.2%)*	Principal amount	Value
U.S. Treasury Bonds 1.25%, 5/15/50	$1,768,000	$904,408
U.S. Treasury Notes
1.625%, 5/15/31 [i]	133,000	114,403
0.625%, 8/15/30 [i]	154,000	127,171
0.375%, 1/31/26 [i]	118,000	112,899
0.25%, 9/30/25 [i]	125,000	120,880
0.25%, 7/31/25 [i]	134,000	130,501
0.25%, 5/31/25 [i]	124,000	121,643
Total U.S. treasury obligations (cost $1,596,860)		$1,631,905
PREFERRED STOCKS (0.1%)*	Shares	Value
Allstate Corp. (The) Ser. J, $1.844 pfd.	8,000	$218,160
Brunswick Corp/DE $6.625 pfd.	3,700	93,166
PennyMac Mortgage Investment Trust Ser. A, $2.031 pfd. ARP R	4,000	98,120
SCE Trust VII $7.50 pfd.	10,000	268,300
Total preferred stocks (cost $646,484)		$677,746

High Yield Fund
13

SHORT-TERM INVESTMENTS (4.2%)*	Shares	Value
Putnam Short Term Investment Fund Class P 4.78% L	38,938,525	$38,938,525
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% P	600,000	600,000
Total short-term investments (cost $39,538,525)		$39,538,525
TOTAL INVESTMENTS
Total investments (cost $918,852,682)	$927,185,755
Key to holding’s currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding’s abbreviations
ARP	Adjustable Rate Preferred Stock: The rate shown is the current interest rate at the close of the reporting period.
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from December 1, 2023 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $938,086,736.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7.
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

14
High Yield Fund

	FORWARD CURRENCY CONTRACTS at 11/30/24 (aggregate face value $25,573,936)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation
	Bank of America N.A.
		Euro	Sell	12/18/24	$3,378,482	$3,551,047	$172,565
	Citibank, N.A.
		Euro	Sell	12/18/24	1,818,036	1,913,939	95,903
	Goldman Sachs International
		Euro	Sell	12/18/24	717,994	755,958	37,964
	HSBC Bank USA, National Association
		Euro	Sell	12/18/24	266,578	281,461	14,883
	JPMorgan Chase Bank N.A.
		Euro	Sell	12/18/24	410,494	432,141	21,647
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/18/24	153,074	158,449	5,375
		Euro	Sell	12/18/24	7,042,046	7,415,638	373,592
	NatWest Markets PLC
		Euro	Sell	12/18/24	922,394	970,992	48,598
	State Street Bank and Trust Co.
		British Pound	Sell	12/18/24	2,043,276	2,114,758	71,482
		Euro	Sell	12/18/24	7,027,772	7,397,875	370,103
	UBS AG
		Euro	Sell	12/18/24	552,506	581,678	29,172
	Unrealized appreciation						1,241,284
	Unrealized (depreciation)						—
	Total						$1,241,284
*	The exchange currency for all contracts listed is the United States Dollar.
	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/24
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 43 Index	B+/P	$(1,249,982)	$17,143,000	$1,471,589	12/20/29	500 bp — Quarterly	$373,989
	Total	$(1,249,982)		$373,989
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at November 30, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

High Yield Fund
15

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$1,263,458	$—	$—
Consumer cyclicals	3,325,820	—	—
Financials	274,700	—	—
Total common stocks	4,863,978	—	—
Convertible bonds and notes	—	24,109,723	—
Convertible preferred stocks	8,931,505	5,240,166	—
Corporate bonds and notes	—	777,681,271	—
Preferred stocks	677,746	—	—
Senior loans	—	64,510,936	—
U.S. treasury obligations	—	1,631,905	—
Short-term investments	600,000	38,938,525	—
Totals by level	$15,073,229	$912,112,526	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$1,241,284	$—
	Credit default contracts	—	1,623,971	—
	Totals by level	$—	$2,865,255	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

16
High Yield Fund

Financial statements

Statement of assets and liabilities

11/30/24

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $879,914,157)	$888,247,230
Affiliated issuers (identified cost $38,938,525) (Note 5)	38,938,525
Cash	204,904
Foreign currency (cost $24) (Note 1)	24
Dividends, interest and other receivables	13,911,312
Receivable for shares of the fund sold	538,582
Receivable for investments sold	2,578,120
Receivable for variation margin on centrally cleared swap contracts (Note 1)	23,047
Unrealized appreciation on forward currency contracts (Note 1)	1,241,284
Deposits with broker (Note 1)	1,367,347
Receivable from broker (Note 1)	2,420
Prepaid assets	46,303
Total assets	947,099,098

LIABILITIES
Payable for investments purchased	5,355,925
Payable for shares of the fund repurchased	533,321
Payable for compensation of Manager (Note 2)	416,713
Payable for custodian fees (Note 2)	15,014
Payable for investor servicing fees (Note 2)	367,198
Payable for Trustee compensation and expenses (Note 2)	577,302
Payable for administrative services (Note 2)	3,637
Payable for distribution fees (Note 2)	148,881
Collateral on certain derivative contracts, at value (Notes 1 and 9)	1,327,497
Other accrued expenses	266,874
Total liabilities	9,012,362
Net assets	$938,086,736

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,101,635,902
Total distributable earnings (Note 1)	(163,549,166)
Total — Representing net assets applicable to capital shares outstanding	$938,086,736

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($600,102,811 divided by 110,074,619 shares)	$5.45
Offering price per class A share (100/96.00 of $5.45)*	$5.68
Net asset value and offering price per class C share ($6,185,108 divided by 1,186,627 shares)**	$5.21
Net asset value and redemption price per class M share ($39,389,333 divided by 7,279,174 shares)	$5.41
Offering price per class M share (100/96.75 of $5.41)***	$5.59
Net asset value, offering price and redemption price per class R share ($12,156,024 divided by 2,246,937 shares)	$5.41
Net asset value, offering price and redemption price per class R6 share ($18,228,951 divided by 3,126,387 shares)	$5.83
Net asset value, offering price and redemption price per class Y share ($262,024,509 divided by 44,689,885 shares)	$5.86
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
***	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

High Yield Fund	17

Statement of operations

Year ended 11/30/24

Investment income
Interest (net of foreign tax of $1,145) (including interest income of $2,972,750 from investments in affiliated issuers) (Note 5)	$61,879,773
Dividends (net of foreign tax of $221)	460,264
Total investment income	62,340,037

EXPENSES
Compensation of Manager (Note 2)	5,033,177
Investor servicing fees (Note 2)	1,477,016
Custodian fees (Note 2)	37,295
Trustee compensation and expenses (Note 2)	42,037
Distribution fees (Note 2)	1,830,398
Administrative services (Note 2)	22,146
Other	487,814
Total expenses	8,929,883
Expense reduction (Note 2)	(40,229)
Net expenses	8,889,654
Net investment income	53,450,383

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(16,608,917)
Foreign currency transactions (Note 1)	6,056
Forward currency contracts (Note 1)	(422,211)
Swap contracts (Note 1)	2,165,923
Total net realized loss	(14,859,149)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	66,429,932
Assets and liabilities in foreign currencies	(9,913)
Forward currency contracts	1,440,420
Swap contracts	(384,742)
Total change in net unrealized appreciation	67,475,697
Net gain on investments	52,616,548
Net increase in net assets resulting from operations	$106,066,931

The accompanying notes are an integral part of these financial statements.

18	High Yield Fund

Statement of changes in net assets

	Year ended 11/30/24	Year ended 11/30/23
Increase (decrease) in net assets
Operations
Net investment income	$53,450,383	$52,384,515
Net realized loss on investments and foreign currency transactions	(14,859,149)	(46,589,327)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	67,475,697	57,767,308
Net increase in net assets resulting from operations	106,066,931	63,562,496
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(36,148,895)	(32,067,246)
Class B	(22,927)	(49,923)
Class C	(338,875)	(324,589)
Class M	(2,297,587)	(1,979,414)
Class R	(713,274)	(846,039)
Class R6	(1,055,900)	(974,660)
Class Y	(13,682,969)	(10,546,397)
Decrease from capital share transactions (Note 4)	(5,097,295)	(75,363,177)
Total increase (decrease) in net assets	46,709,209	(58,588,949)
Net assets
Beginning of year	891,377,527	949,966,476
End of year	$938,086,736	$891,377,527

The accompanying notes are an integral part of these financial statements.

High Yield Fund	19

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
November 30, 2024	$5.16	.31	.30	.61	(.32)	(.32)	$5.45	12.15	$600,103	1.03	5.79	47
November 30, 2023	5.06	.29	.08	.37	(.27)	(.27)	5.16	7.43	597,993	1.05	5.71	39
November 30, 2022	5.86	.26	(.81)	(.55)	(.25)	(.25)	5.06	(9.47)	641,771	1.04	4.76	28
November 30, 2021	5.85	.25	.01	.26	(.25)	(.25)	5.86	4.51	808,041	1.01	4.21	48
November 30, 2020	5.82	.26	.04	.30	(.27)	(.27)	5.85	5.57	839,550	1.03	4.66	46
Class C
November 30, 2024	$4.95	.26	.28	.54	(.28)	(.28)	$5.21	11.27	$6,185	1.78	5.04	47
November 30, 2023	4.86	.24	.08	.32	(.23)	(.23)	4.95	6.74	5,913	1.80	4.95	39
November 30, 2022	5.65	.21	(.78)	(.57)	(.22)	(.22)	4.86	(10.30)	8,543	1.79	3.99	28
November 30, 2021	5.65	.20	.01	.21	(.21)	(.21)	5.65	3.72	12,762	1.76	3.48	48
November 30, 2020	5.62	.21	.05	.26	(.23)	(.23)	5.65	4.99	20,415	1.78	3.92	46
Class M
November 30, 2024	$5.12	.29	.31	.60	(.31)	(.31)	$5.41	11.99	$39,389	1.28	5.54	47
November 30, 2023	5.03	.28	.06	.34	(.25)	(.25)	5.12	7.01	38,913	1.30	5.46	39
November 30, 2022	5.83	.24	(.80)	(.56)	(.24)	(.24)	5.03	(9.72)	40,762	1.29	4.51	28
November 30, 2021	5.82	.23	.02	.25	(.24)	(.24)	5.83	4.32	52,676	1.26	3.96	48
November 30, 2020	5.79	.25	.04	.29	(.26)	(.26)	5.82	5.37	55,549	1.28	4.41	46
Class R
November 30, 2024	$5.12	.29	.31	.60	(.31)	(.31)	$5.41	11.99	$12,156	1.28	5.54	47
November 30, 2023	5.03	.28	.06	.34	(.25)	(.25)	5.12	7.00	12,516	1.30	5.45	39
November 30, 2022	5.83	.24	(.80)	(.56)	(.24)	(.24)	5.03	(9.72)	16,371	1.29	4.54	28
November 30, 2021	5.82	.23	.02	.25	(.24)	(.24)	5.83	4.32	16,485	1.26	3.96	48
November 30, 2020	5.79	.25	.04	.29	(.26)	(.26)	5.82	5.35	17,059	1.28	4.42	46
Class R6
November 30, 2024	$5.49	.35	.33	.68	(.34)	(.34)	$5.83	12.75	$18,229.66		6.16	47
November 30, 2023	5.38	.33	.06	.39	(.28)	(.28)	5.49	7.54	19,992.68		6.08	39
November 30, 2022	6.21	.29	(.85)	(.56)	(.27)	(.27)	5.38	(9.07)	17,597.68		5.14	28
November 30, 2021	6.19	.29	.01	.30	(.28)	(.28)	6.21	4.82	18,888.66		4.55	48
November 30, 2020	6.14	.30	.05	.35	(.30)	(.30)	6.19	6.04	16,039.67		5.02	46
Class Y
November 30, 2024	$5.52	.35	.32	.67	(.33)	(.33)	$5.86	12.50	$262,025.78		6.03	47
November 30, 2023	5.40	.32	.08	.40	(.28)	(.28)	5.52	7.56	215,296.80		5.95	39
November 30, 2022	6.24	.29	(.87)	(.58)	(.26)	(.26)	5.40	(9.34)	223,351.79		5.00	28
November 30, 2021	6.21	.28	.01	.29	(.26)	(.26)	6.24	4.77	251,589.76		4.46	48
November 30, 2020	6.15	.29	.06	.35	(.29)	(.29)	6.21	5.98	307,210.78		4.91	46
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

The accompanying notes are an integral part of these financial statements.

20
High Yield Fund

Notes to financial statements 11/30/24

Unless otherwise noted, the “reporting period” represents the period from December 1, 2023 through November 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam High Yield Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company. The goal of the fund is to seek high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund invests mainly in bonds that are obligations of U.S. companies, are below-investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of the fund’s net assets in securities rated below-investment-grade. This policy may be changed only after 60 days’ notice to shareholders. Franklin Advisers may also invest in other debt instruments, including loans. Franklin Advisers may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions and credit default swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class M †	Up to 3.25%	None	None
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

High Yield Fund
21

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

22
High Yield Fund

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,367,347 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements .

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At November 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$5,530,543	$186,323,094	$191,853,637

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses and from income on swap contracts. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $560,249 to increase undistributed net investment income and $560,249 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$27,136,687
Unrealized depreciation	(18,795,018)
Net unrealized appreciation	8,341,669
Undistributed ordinary income	19,970,455
Capital loss carryforward	(191,853,637)
Cost for federal income tax purposes	$921,709,341

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are

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23

invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.720%	of the first $5 billion,
0.670%	of the next $5 billion,
0.620%	of the next $10 billion,
0.570%	of the next $10 billion,
0.520%	of the next $50 billion,
0.500%	of the next $50 billion,
0.490%	of the next $100 billion and
0.485%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.550% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through March 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, Franklin Templeton Investment Management Limited (FTIML) is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate 0.20% of the average net assets managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual 0.20% of the average net assets managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$985,841
Class B	669
Class C	9,959
Class M	64,539
Class R	20,047
Class R6	8,734
Class Y	387,227
Total	$1,477,016

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $40,229 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $643, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the

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High Yield Fund

reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$501,301	$1,005,463	$1,506,764
Class B	1.00%	1.00%	359	3,724	$4,083
Class C	1.00%	1.00%	20,514	40,381	$60,895
Class M	1.00%	0.50%	65,958	131,352	$197,310
Class R	1.00%	0.50%	20,166	41,180	$61,346
Total			$608,298	$1,222,100	$1,830,398

For the period from August 2, 2024 through November 30, 2024, Franklin Distributors, acting as underwriter, received net commissions of $8,832 and no monies from the sale of class A and class M shares, respectively, and received $152 and $882 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period December 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $18,883 and no monies from the sale of class A and class M shares, respectively, and received no monies and $129 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through November 30, 2024, Franklin Distributors, acting as underwriter, received $31 on class A redemptions. For the period from December 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $2,393 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$432,059,607	$403,363,131
U.S. government securities (Long-term)	—	—
Total	$432,059,607	$403,363,131

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 11/30/24		YEAR ENDED 11/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	10,690,392	$56,771,475	16,856,311	$86,014,519
Shares issued in connection with reinvestment of distributions	6,211,536	33,038,111	5,752,264	29,207,988
	16,901,928	89,809,586	22,608,575	115,222,507
Shares repurchased	(22,799,160)	(121,264,498)	(33,448,578)	(170,325,446)
Net decrease	(5,897,232)	$(31,454,912)	(10,840,003)	$(55,102,939)
	YEAR ENDED 11/30/24 *		YEAR ENDED 11/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	237	$1,206	1,158	$5,685
Shares issued in connection with reinvestment of distributions	4,244	21,633	8,957	43,970
	4,481	22,839	10,115	49,655
Shares repurchased	(156,122)	(803,387)	(179,463)	(883,705)
Net decrease	(151,641)	$(780,548)	(169,348)	$(834,050)
	YEAR ENDED 11/30/24		YEAR ENDED 11/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	320,014	$1,630,078	144,665	$708,080
Shares issued in connection with reinvestment of distributions	66,294	337,567	65,886	321,317
	386,308	1,967,645	210,551	1,029,397
Shares repurchased	(395,304)	(2,013,007)	(771,070)	(3,766,850)
Net decrease	(8,996)	$(45,362)	(560,519)	$(2,737,453)
	YEAR ENDED 11/30/24		YEAR ENDED 11/30/23
Class M	Shares	Amount	Shares	Amount
Shares sold	105,000	$552,300	—	$—
Shares issued in connection with reinvestment of distributions	—	—	—	—
	105,000	552,300	—	—
Shares repurchased	(423,825)	(2,241,736)	(507,786)	(2,577,824)
Net decrease	(318,825)	$(1,689,436)	(507,786)	$(2,577,824)

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	YEAR ENDED 11/30/24		YEAR ENDED 11/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	460,980	$2,436,808	1,504,549	$7,615,886
Shares issued in connection with reinvestment of distributions	135,127	713,213	167,571	844,803
	596,107	3,150,021	1,672,120	8,460,689
Shares repurchased	(793,497)	(4,185,066)	(2,485,053)	(12,556,495)
Net decrease	(197,390)	$(1,035,045)	(812,933)	$(4,095,806)
	YEAR ENDED 11/30/24		YEAR ENDED 11/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	924,314	$5,266,114	649,025	$3,522,383
Shares issued in connection with reinvestment of distributions	185,926	1,055,615	180,457	974,660
	1,110,240	6,321,729	829,482	4,497,043
Shares repurchased	(1,622,145)	(9,148,989)	(464,873)	(2,515,860)
Net increase (decrease)	(511,905)	$(2,827,260)	364,609	$1,981,183
	YEAR ENDED 11/30/24		YEAR ENDED 11/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	15,508,159	$88,693,531	24,562,889	$133,904,861
Shares issued in connection with reinvestment of distributions	2,390,621	13,657,422	1,938,524	10,526,615
	17,898,780	102,350,953	26,501,413	144,431,476
Shares repurchased	(12,207,634)	(69,615,685)	(28,875,379)	(156,427,764)
Net increase (decrease)	5,691,146	$32,735,268	(2,373,966)	$(11,996,288)

* Effective September 5, 2024, the fund terminated its class B shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 11/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/24
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$55,266,657	$241,456,065	$257,784,197	$2,972,750	$38,938,525
Total Short-term investments	$55,266,657	$241,456,065	$257,784,197	$2,972,750	$38,938,525
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

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High Yield Fund

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$26,000,000
Centrally cleared credit default contracts (notional)	$17,100,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$1,623,971 *	Payables, Net assets — Unrealized depreciation	$—
Foreign exchange contracts	Receivables	1,241,284	Payables	—
Total		$2,865,255		$—
* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Swaps	Total
Credit contracts	$—	$2,165,923	$2,165,923
Foreign exchange contracts	(422,211)	—	$(422,211)
Total	$(422,211)	$2,165,923	$1,743,712
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Swaps	Total
Credit contracts	$—	$(384,742)	$(384,742)
Foreign exchange contracts	1,440,420	—	$1,440,420
Total	$1,440,420	$(384,742)	$1,055,678

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Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Total
Assets:
Centrally cleared credit default contracts §	$—	$23,047	$—	$—	$—	$—	$—	$—	$—	$—	$23,047
Forward currency contracts #	172,565	—	95,903	37,964	14,883	21,647	378,967	48,598	441,585	29,172	1,241,284
Total Assets	$172,565	$23,047	$95,903	$37,964	$14,883	$21,647	$378,967	$48,598	$441,585	$29,172	$1,264,331
Liabilities:
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	—	—	—
Forward currency contracts #	—	—	—	—	—	—	—	—	—	—	—
Total Liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Financial and Derivative Net Assets	$172,565	$23,047	$95,903	$37,964	$14,883	$21,647	$378,967	$48,598	$441,585	$29,172	$1,264,331
Total collateral received (pledged) †##	$172,565	$—	$95,903	$—	$—	$—	$378,967	$—	$441,585	$—
Net amount	$—	$23,047	$—	$37,964	$14,883	$21,647	$—	$48,598	$—	$29,172
Controlled collateral received (including TBA commitments) **	$241,574	$—	$110,000	$—	$—	$—	$490,000	$—	$485,923	$—	$1,327,497
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on centrally cleared swap contracts, which is not included in the table above, amounted to $1,367,347.

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High Yield Fund

Federal tax information (Unaudited)

The fund designated $454,865 of income eligible as qualifying for the dividends received deduction for corporations.

For the reporting period, the fund hereby designates $456,340, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $40,866,916 of distributions paid as qualifying to be taxed as interest-related dividends, and no monies to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

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29

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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High Yield Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the New PIL Sub-Management Contract (defined below) 1 between Franklin Advisers and PIL.

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the New PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s New PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the New PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the New PIL Sub-Management Contract, which is described below.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 approvals,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 approvals

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a New Management Contract (defined below) between your fund and Franklin Advisers, a New PIL Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, PIL, and a new subadvisory agreement (the “New Putnam Management Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New PIL Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New PIL Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Putnam Management Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New PIL Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New PIL Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Putnam Management Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Putnam Management Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New PIL Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Putnam Management Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

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High Yield Fund

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least March 30, 2026. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee

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rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper High Yield Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
3rd	3rd	3rd

Over the one-year, three-year and five-year periods ended December 31, 2023, there were 520, 473 and 447 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their

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High Yield Fund

internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which took place on August 2, 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on August 2, 2024. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumed the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	38919-AFSOI 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Fund

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: January 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: January 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: January 28, 2025